Provision for Income Taxes - Classification of Deferred Tax Assets and Liabilities in Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Deferred tax assets within other current assets		$ 26
Deferred tax assets within other non-current assets	$ 427	69
Deferred tax liabilities within accrued liabilities		(5)
Deferred tax liabilities within non-current liabilities	(1,659)	(2,293)
Net deferred tax assets (liabilities)	$ (1,232)	$ (2,203)